Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	207,150.00
Total Offset Amount	7,008.40
Net Fee	200,141.60
Narrative - Max Aggregate Offering Price	$ 1,500,000,000.00
Final Prospectus	true